Variable Interest Entities - Carrying Amounts (Details) (10-K) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 924,552		$ 485,559	$ 1,697,982		$ 433,712	$ 281,879	$ 1,554,000,000
Personal loans	13,656,000,000		13,267,000,000			3,831,000,000
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.6 billion in 2015 and $2.0 billion in 2014)			1,576,000,000			1,979,000,000
Allowance for finance receivable losses	672,000,000	$ 608,000,000	587,000,000	$ 199,000,000	$ 186,000,000	176,000,000	333,000,000	183,000,000
Restricted cash	558,000,000		676,000,000			218,000,000
Other assets			638,000,000			464,000,000
Long-term debt	139,940,000		17,300,000,000			8,356,000,000
Other liabilities			384,000,000			238,000,000
Debt issuance cost	$ 350,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents			11,000,000			52,000,000
Allowance for finance receivable losses			431,000,000			72,000,000
Restricted cash			663,000,000			210,000,000
Other assets			48,000,000			23,000,000
Long-term debt			11,654,000,000			3,630,000,000
Other liabilities			17,000,000			8,000,000
Other Assets [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Debt issuance cost					(14,000,000)
Long-term Debt [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Debt issuance cost					$ 14,000,000
Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			1,000,000			1,000,000	2,000,000	2,000,000
Consumer Loan [Member]
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			541,000,000			132,000,000	95,000,000	67,000,000
Consumer Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Personal loans			11,424,000,000			1,853,000,000
Residential Portfolio Segment [Member]
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			41,000,000			40,000,000	235,000,000	114,000,000
Spring Castle Portfolio [Member]
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			4,000,000			3,000,000	$ 1,000,000	$ 0
Spring Castle Portfolio [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.6 billion in 2015 and $2.0 billion in 2014)			$ 1,576,000,000			$ 1,979,000,000